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                           J.P. MORGAN SERIES TRUST II
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036

April 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                   RE:  J.P. MORGAN SERIES TRUST II
                        REGISTRATION STATEMENT FILE NOS.: 33-72834 AND 811-08212

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 31, 2003.

     Please call the undersigned at (212) 837-1898 with any questions you may have.

                                      Very truly yours,

                                      -----------------------------------
                                      Joseph J. Bertini
                                      Vice President & Assistant General Counsel